Discontinued Operations - Supplemental Disclosure of Discontinued Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes	$ (25.8)	$ (6.0)	$ 12.5
LifeWorks [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues	28.3	79.9	80.8
(Loss) income from operations before income taxes	(0.9)	(0.4)	7.1
Income tax (expense) benefit	(24.9)	(4.9)	(11.1)
Loss from discontinued operations, net of income taxes	(25.8)	(5.3)	(4.0)
Depreciation and amortization	$ 1.4	4.1	4.1
Capital expenditures		0.2	0.3
UK Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			37.0
(Loss) income from operations before income taxes			0.5
(Loss) gain on sale of businesses		(1.0)	5.9
Income tax (expense) benefit			0.2
Loss from discontinued operations, net of income taxes		(1.0)	6.6
Depreciation and amortization			1.3
Capital expenditures			0.7
Divested Benefits Continuation Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			4.8
(Loss) income from operations before income taxes			(0.8)
(Loss) gain on sale of businesses		0.5	21.0
Income tax (expense) benefit		(0.2)	(10.3)
Loss from discontinued operations, net of income taxes		$ 0.3	$ 9.9